4. Due from Global EGD Development, Inc.	9 Months Ended
Sep. 30, 2015
Business Combinations [Abstract]
Due from Global EGD Development, Inc.

During the second quarter of 2015, the Company advanced $1,290,731 to Global EGD Development, Inc. (“Global EGD”) for a prospective business acquisition. In July 2015, it was determined that the business acquisition would not be completed and that the advanced funds would be returned. $1,000,000 of the funds advanced was repaid in July 2015 and the remaining advances were repaid on October 9, 2015. Global EGD is owned by our former CEO Lei Pei.